Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
Schedule of Milestone Payments that the Group is Required to Pay up to Different Achievements	The aggregate amount of the milestone payments that the Group is required to pay up to different achievements of conditions and milestones for all the license agreements signed as of June 30, 2024 are as below:
Amount
(unaudited)
Drug molecules: up to the conditions and milestones of
Preclinical to IND filing	$81,282
From entering phase 1 to before first commercial sale	9,748,205
First commercial sale	6,728,205
Net sales amount more than certain threshold in a year	29,384,616
Subtotal	45,942,308

Diagnostics technology: up to the conditions and milestones of
Before FDA approval	147,493
Total	$46,089,801